Annual Total Returns[BarChart] - Government Securities Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.78%	3.71%	(4.22%)	5.52%	0.81%	1.22%	2.04%	0.52%	6.50%	6.63%